Project debt, Variations of project debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements	$ 254,000	$ 280,000
Total Project Debt [Abstract]
Beginning balance	5,237,614	4,852,348
Increases	311,489	881,943
Decreases	(649,862)	(825,318)
Business combinations (Note 5)	327,133	158,265
Currency translation differences	(190,181)	170,375
Reclassifications	0	0
Ending balance	5,036,193	5,237,614
Project Debt - Long-term [Member]
Total Project Debt [Abstract]
Beginning balance	4,925,268	4,069,909
Increases	54,908	613,604
Decreases	(85,259)	(272,548)
Business combinations (Note 5)	288,352	149,585
Currency translation differences	(140,502)	150,506
Reclassifications	(655,093)	214,211
Ending balance	4,387,674	4,925,268
Project Debt - Short-term [Member]
Total Project Debt [Abstract]
Beginning balance	312,346	782,439
Increases	256,581	268,339
Decreases	(564,603)	(552,770)
Business combinations (Note 5)	38,781	8,680
Currency translation differences	(49,679)	19,869
Reclassifications	655,093	(214,211)
Ending balance	$ 648,519	$ 312,346